Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of Related Party Transactions
The aggregate compensation expenses we recognized under IFRS for our directors and key management team were as follows:

	Year ended December 31
	2015	2016	2017
Short-term employee benefits and costs	$6.8	$6.2	$7.5
Post-employment and other long-term benefits	0.5	0.4	0.6
Stock-based compensation (including DSUs to eligible directors)	16.6	12.3	12.4
	$23.9	$18.9	$20.5